Segment Reporting - Summary of Operating Segments (Income Statement) (Detail) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Net Income from interest		$ 5,591,105,952	$ 4,084,664,645	$ 1,122,890,129
Net fee Income		1,185,427,669	1,114,575,834	997,890,162
Net Income from Financial Instruments measured at fair value through Profit or Loss		941,251,781	647,560,109	2,489,320,770
Income from Derecognition of Assets Measured at Amortized Cost		222,930,250	99,551,168	4,398,570
Exchange rate differences on foreign currency		168,110,939	1,448,270,093	148,158,120
Other Operating Income		530,271,688	902,574,796	543,263,644
Insurance Business Result		17,402,929	85,923,679	94,747,023
Impairment Charge		(936,733,707)	(450,820,015)	(386,067,328)
Personnel Expenses		(1,119,867,405)	(830,935,184)	(713,356,120)
Administrative Expenses		(818,639,775)	(697,981,452)	(660,552,321)
Depreciation Expenses		(204,183,208)	(199,254,844)	(205,243,399)
Other Operating Expenses		(1,367,977,988)	(1,337,134,892)	(936,946,928)
Loss on net monetary position		(2,589,255,542)	(3,590,114,689)	(2,012,714,692)
Operating Income		1,619,843,583	1,276,879,248	485,787,630
Share of profit from Associates and Joint Ventures	[1]	780,861,835	6,927,198	(3,248,641)
Income before Taxes from Continuing Operations		2,400,705,418	1,283,806,446	482,538,989
Income Tax from Continuing Operations		(636,881,205)	(486,656,385)	(124,930,000)
Net Income from Continuing Operations		1,763,824,213	797,150,061	357,608,989
Net Income for the Year		1,763,824,213	797,150,061	357,608,989
Other Comprehensive Income (Loss)		15,895,975	3,647,245	(7,071,807)
Net Income for the Year Attributable to parent company´s owners		1,763,971,045	797,156,007	357,608,923
Net Income for the Year Attributable to Non-controlling Interests		(146,832)	(5,946)	66
Total Comprehensive Income Attributable to Parent company´s owners		1,779,867,923	800,803,252	350,537,116
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests		(147,735)	(5,946)	66
Operating segments | Argentina
Disclosure of operating segments [line items]
Net Income from interest		5,565,636,734	4,091,111,404
Net fee Income		1,198,378,366	1,139,696,141
Net Income from Financial Instruments measured at fair value through Profit or Loss		942,723,083	635,058,805
Income from Derecognition of Assets Measured at Amortized Cost		222,930,250	99,551,168
Exchange rate differences on foreign currency		167,735,307	1,447,892,535
Other Operating Income		546,016,966	919,669,817
Insurance Business Result		1,240,686	50,227,578
Impairment Charge		(936,733,707)	(450,820,015)
Personnel Expenses		(1,118,546,320)	(830,053,968)
Administrative Expenses		(818,827,426)	(698,646,608)
Depreciation Expenses		(204,085,459)	(199,233,528)
Other Operating Expenses		(1,368,029,299)	(1,337,131,708)
Loss on net monetary position		(2,588,771,586)	(3,588,759,079)
Operating Income		1,609,667,595	1,278,562,542
Share of profit from Associates and Joint Ventures		780,861,835	6,927,198
Income before Taxes from Continuing Operations		2,390,529,430	1,285,489,740
Income Tax from Continuing Operations		(636,881,205)	(486,656,385)
Net Income from Continuing Operations		1,753,648,225	798,833,355
Net Income for the Year		1,753,648,225	798,833,355
Other Comprehensive Income (Loss)		16,086,982	1,586,824
Total Comprehensive Income Attributable to Parent company´s owners		1,769,882,942	800,426,125
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests		(147,735)	(5,946)
Operating segments | Uruguay
Disclosure of operating segments [line items]
Net Income from interest		0	0
Net fee Income		(3,828,859)	(1,308,704)
Net Income from Financial Instruments measured at fair value through Profit or Loss		3,902,172	911,221
Income from Derecognition of Assets Measured at Amortized Cost		0	0
Exchange rate differences on foreign currency		375,632	377,558
Other Operating Income		2,590,150	629,959
Insurance Business Result		0	0
Impairment Charge		0	0
Personnel Expenses		(1,321,085)	(881,216)
Administrative Expenses		(962,653)	(1,286,215)
Depreciation Expenses		(97,749)	(21,316)
Other Operating Expenses		0	(7,161)
Loss on net monetary position		(483,956)	(1,355,610)
Operating Income		173,652	(2,941,484)
Share of profit from Associates and Joint Ventures		0	0
Income before Taxes from Continuing Operations		173,652	(2,941,484)
Income Tax from Continuing Operations		0	0
Net Income from Continuing Operations		173,652	(2,941,484)
Net Income for the Year		173,652	(2,941,484)
Other Comprehensive Income (Loss)		(191,007)	2,060,421
Total Comprehensive Income Attributable to Parent company´s owners		(17,355)	(881,063)
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests		0	0
Operating segments | Banks
Disclosure of operating segments [line items]
Net Income from interest		4,449,538,006	3,456,385,118	568,509,539
Net fee Income		679,209,081	688,723,036	605,084,081
Net Income from Financial Instruments measured at fair value through Profit or Loss		667,927,836	276,206,697	2,358,665,695
Income from Derecognition of Assets Measured at Amortized Cost		192,923,361	100,119,560	4,521,096
Exchange rate differences on foreign currency		154,015,813	1,259,248,339	142,457,549
Other Operating Income		222,444,239	659,215,091	365,745,363
Insurance Business Result		0	0	0
Impairment Charge		(552,254,052)	(297,304,003)	(260,327,859)
Personnel Expenses		(880,374,342)	(594,736,406)	(492,122,388)
Administrative Expenses		(568,177,436)	(483,645,198)	(466,598,464)
Depreciation Expenses		(170,013,872)	(165,780,947)	(163,449,009)
Other Operating Expenses		(896,427,251)	(970,263,128)	(674,265,795)
Loss on net monetary position		(2,141,841,291)	(2,893,460,768)	(1,636,099,393)
Operating Income		1,156,970,092	1,034,707,391	352,120,415
Share of profit from Associates and Joint Ventures		726,094,061	(4,602,394)	(3,248,641)
Income before Taxes from Continuing Operations		1,883,064,153	1,030,104,997	348,871,774
Income Tax from Continuing Operations		(487,558,153)	(367,102,187)	(46,293,981)
Net Income from Continuing Operations		1,395,506,000	663,002,810	302,577,793
Net Income for the Year		1,395,506,000	663,002,810	302,577,793
Other Comprehensive Income (Loss)		16,231,396	0	(8,312,995)
Total Comprehensive Income Attributable to Parent company´s owners		1,411,748,364	663,002,810	294,264,798
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests		(10,968)	0	0
Operating segments | Naranja X
Disclosure of operating segments [line items]
Net Income from interest		1,064,763,089	616,141,626	495,798,300
Net fee Income		505,550,239	440,335,096	414,532,798
Net Income from Financial Instruments measured at fair value through Profit or Loss		116,372,679	228,952,054	98,482,320
Income from Derecognition of Assets Measured at Amortized Cost		30,006,889	(585,067)	(122,526)
Exchange rate differences on foreign currency		3,269,448	11,665,999	(962,394)
Other Operating Income		121,529,473	92,810,974	84,629,062
Insurance Business Result		0	0	0
Impairment Charge		(384,399,479)	(153,518,811)	(125,748,326)
Personnel Expenses		(186,030,306)	(183,643,008)	(179,846,986)
Administrative Expenses		(213,075,224)	(181,408,995)	(164,817,397)
Depreciation Expenses		(31,829,139)	(28,790,895)	(36,922,416)
Other Operating Expenses		(285,992,499)	(248,292,864)	(249,439,163)
Loss on net monetary position		(395,832,558)	(532,136,133)	(306,305,970)
Operating Income		344,332,612	61,529,976	29,277,302
Share of profit from Associates and Joint Ventures		0	0	0
Income before Taxes from Continuing Operations		344,332,612	61,529,976	29,277,302
Income Tax from Continuing Operations		(97,277,980)	(29,076,807)	(14,394,219)
Net Income from Continuing Operations		247,054,632	32,453,169	14,883,083
Net Income for the Year		247,054,632	32,453,169	14,883,083
Other Comprehensive Income (Loss)		(471,111)	1,118,520	(103)
Total Comprehensive Income Attributable to Parent company´s owners		246,583,521	33,571,689	14,882,980
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests		0	0	0
Operating segments | Insurance
Disclosure of operating segments [line items]
Net Income from interest		52,554,370	19,153,066	70,547,614
Net fee Income		0	0	0
Net Income from Financial Instruments measured at fair value through Profit or Loss		26,493,668	(27,460,660)	(47,636,409)
Income from Derecognition of Assets Measured at Amortized Cost		0	0	0
Exchange rate differences on foreign currency		5,956,367	128,711,816	33,286
Other Operating Income		20,150,305	28,267,743	12,287,395
Insurance Business Result		1,240,686	50,227,578	58,252,946
Impairment Charge		(133,366)	2,799	8,857
Personnel Expenses		(20,479,726)	(30,103,545)	(27,269,106)
Administrative Expenses		(6,950,682)	(16,201,206)	(13,961,404)
Depreciation Expenses		(305,899)	(2,862,537)	(4,120,440)
Other Operating Expenses		(128,266,917)	(84,041,713)	(173,289)
Loss on net monetary position		21,446,570	(46,004,811)	(14,340,223)
Operating Income		(28,294,624)	19,688,530	33,629,227
Share of profit from Associates and Joint Ventures		0	11,529,592	0
Income before Taxes from Continuing Operations		(28,294,624)	31,218,122	33,629,227
Income Tax from Continuing Operations		191,832	(4,323,794)	(15,839,934)
Net Income from Continuing Operations		(28,102,792)	26,894,328	17,789,293
Net Income for the Year		(28,102,792)	26,894,328	17,789,293
Other Comprehensive Income (Loss)		599,406	469,259	(134,453)
Total Comprehensive Income Attributable to Parent company´s owners		(27,366,619)	27,369,533	17,654,774
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests		(136,767)	(5,946)	66
Operating segments | Other Businesses
Disclosure of operating segments [line items]
Net Income from interest		(1,218,731)	(568,406)	3,487,928
Net fee Income		9,790,187	9,329,305	172,125
Net Income from Financial Instruments measured at fair value through Profit or Loss		135,831,072	158,271,935	63,183,549
Income from Derecognition of Assets Measured at Amortized Cost		0	16,675	0
Exchange rate differences on foreign currency		4,869,311	48,643,939	6,629,679
Other Operating Income		184,483,099	140,005,968	99,584,410
Insurance Business Result		0	0	0
Impairment Charge		53,190	0	0
Personnel Expenses		(32,983,031)	(22,452,225)	(14,117,640)
Administrative Expenses		(31,586,737)	(18,677,424)	(19,074,704)
Depreciation Expenses		(2,034,298)	(1,820,465)	(751,534)
Other Operating Expenses		(57,342,632)	(34,541,164)	(13,188,630)
Loss on net monetary position		(73,028,263)	(118,512,977)	(55,969,106)
Operating Income		136,833,167	159,695,161	69,956,077
Share of profit from Associates and Joint Ventures		54,767,774	0	0
Income before Taxes from Continuing Operations		191,600,941	159,695,161	69,956,077
Income Tax from Continuing Operations		(52,236,904)	(86,153,597)	(48,401,866)
Net Income from Continuing Operations		139,364,037	73,541,564	21,554,211
Net Income for the Year		139,364,037	73,541,564	21,554,211
Other Comprehensive Income (Loss)		(463,716)	2,059,466	1,375,744
Total Comprehensive Income Attributable to Parent company´s owners		138,900,321	75,601,030	22,929,955
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests		0	0	0
Adjustments
Disclosure of operating segments [line items]
Net Income from interest		25,469,218	(6,446,759)
Net fee Income		(9,121,838)	(23,811,603)
Net Income from Financial Instruments measured at fair value through Profit or Loss		(5,373,474)	11,590,083
Income from Derecognition of Assets Measured at Amortized Cost		0	0
Exchange rate differences on foreign currency		0	0
Other Operating Income		(18,335,428)	(17,724,980)
Insurance Business Result		16,162,243	35,696,101
Impairment Charge		0	0
Personnel Expenses		0	0
Administrative Expenses		1,150,304	1,951,371
Depreciation Expenses		0	0
Other Operating Expenses		51,311	3,977
Loss on net monetary position		0	0
Operating Income		10,002,336	1,258,190
Share of profit from Associates and Joint Ventures		0	0
Income before Taxes from Continuing Operations		10,002,336	1,258,190
Income Tax from Continuing Operations		0	0
Net Income from Continuing Operations		10,002,336	1,258,190
Net Income for the Year		10,002,336	1,258,190
Other Comprehensive Income (Loss)		0	0
Total Comprehensive Income Attributable to Parent company´s owners		10,002,336	1,258,190
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests		0	0
Segment Adjustments
Disclosure of operating segments [line items]
Net Income from interest		25,469,218	(6,446,759)	(15,453,252)
Net fee Income		(9,121,838)	(23,811,603)	(21,898,842)
Net Income from Financial Instruments measured at fair value through Profit or Loss		(5,373,474)	11,590,083	16,625,615
Income from Derecognition of Assets Measured at Amortized Cost		0	0	0
Exchange rate differences on foreign currency		0	0	0
Other Operating Income		(18,335,428)	(17,724,980)	(18,982,586)
Insurance Business Result		16,162,243	35,696,101	36,494,077
Impairment Charge		0	0	0
Personnel Expenses		0	0	0
Administrative Expenses		1,150,304	1,951,371	3,899,648
Depreciation Expenses		0	0	0
Other Operating Expenses		51,311	3,977	119,949
Loss on net monetary position		0	0	0
Operating Income		10,002,336	1,258,190	804,609
Share of profit from Associates and Joint Ventures		0	0	0
Income before Taxes from Continuing Operations		10,002,336	1,258,190	804,609
Income Tax from Continuing Operations		0	0	0
Net Income from Continuing Operations		10,002,336	1,258,190	804,609
Net Income for the Year		10,002,336	1,258,190	804,609
Other Comprehensive Income (Loss)		0	0	0
Total Comprehensive Income Attributable to Parent company´s owners		10,002,336	1,258,190	804,609
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests		$ 0	$ 0	$ 0

[1]	Includes bargain purchase gain on acquisition of subsidiaries. See Note 15.3.